MONEY MARKET OBLIGATIONS TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 27, 2017

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       MONEY MARKET OBLIGATIONS TRUST (“Trust” or “Registrant”)

Federated Capital Reserves Fund

Federated Prime Cash Obligations Fund

Advisor Shares

Automated Shares

Class R Shares

Wealth Shares

Service Shares

Cash II Shares

Cash Series Shares

Capital Shares

Trust Shares

(Collectively, “Funds”)

1933 Act File No. 33-31602

1940 Act File No. 811-5950

Dear Sir or Madam:

Post-Effective Amendment No. 206 under the Securities Act of 1933 and Amendment No. 208 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement with respect to the Funds.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective September 28, 2017 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933.

On May 18, 2017, the Registrant’s Board of Trustees (“Trustees”) approved a change to the respective investment strategies of the Funds, to permit investment by the Funds, as retail prime money market funds with stable net asset values, into affiliated institutional prime money market funds with “floating” net asset values.

This Rule 485(a) filing is being made to reflect the changes in the investment strategies of the Funds, along with enhanced risk disclosure, that will allow each Fund to invest up to 25% of their net assets in affiliated institutional prime money market funds, namely the Institutional Shares of Federated Institutional Prime Value Obligations Fund (“PVOF”), an affiliated institutional prime money market fund with a “floating” NAV. PVOF, in turn, invests all or substantially all of its net assets in the Institutional Shares of Federated Institutional Prime Obligations Fund (“POF”), which also is an affiliated institutional prime money market fund with a floating NAV.

The purpose of providing the flexibility for the funds to invest up to this percentage is to provide the Funds with the potential for greater diversification and a better yield alternative for un-invested cash than otherwise could be available through investment in a government money market fund or repurchase agreement.

These investments will be made pursuant to Rule 12d1-1 of the Investment Company Act of 1940. The Institutional Shares of PVOF and POF do not currently charge any distribution, shareholder servicing or account administration fees. Each of the Funds, PVOF and POF has investment advisory agreements with Federated Investment Management Company (the “Adviser”), by which the Adviser is entitled to a management fee of 0.20% of the respective fund’s average daily net assets.

Accordingly, in order to avoid charging duplicative fees, the Adviser will waive and/or reimburse each Fund’s management fee with respect to the amount of its net assets invested PVOF and (as a result, indirectly in POF). The Adviser will also waive and/or reimburse the Fund’s management fee and other expenses to the extent necessary to abide by any stated fee limit.

If you have any questions on the enclosed material, please contact me at (412) 288-1165.

Very truly yours,

/s/ Sheryl L. McCall

Sheryl L. McCall

Senior Paralegal

Enclosures